Derivatives (Tables)	6 Months Ended
Jun. 30, 2023
Derivatives [Abstract]
Schedule of the Group’s Open Derivative Positions	A summary of the Group’s open positions at June 30, 2023 is as follows:
	Fair Value	Fair Value	Net
Description	of Asset	of Liability	Amount
Stock Indices OTC option contracts	$134,337	$(134,337)	$-
	$134,337	$(134,337)	$-
A summary of the Group’s open positions at December 31, 2022 is as follows:
Description	Fair Value of Asset	Fair Value of Liability	Net Amount
Stock Indices CFDs	54	-	54
	$54	$-	$54